Capital Stock and Reserves - Share based expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 29,527	$ 13,126
Recorded in mineral property, plant and equipment	4,605
Recorded in exploration and evaluation expense	1,026	4,327
Recorded in general and administrative expense	23,896	8,799
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	9,350	3,769
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	3,649	5,813
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	15,885	2,944
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 643	$ 600